Earnings Per Share (EPS) (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of computation of basic and diluted net loss per share attributable to common stockholders

Basic EPS:

	July 31, 2024 to September 30, 2024 (Successor)
(amounts in thousands, except the per share information)	Common Shares	Convertible Securities Notes	Sponsor Earnout
Numerator:
Net income allocated to each class of participating securities	$2,522	$878	$206
Denominator:
Weighted-average shares outstanding	14,057,636	—	—
Shares issuable to Convertible Securities Notes	—	4,896,978	—
Sponsor Earnout	—	—	1,147,500

Net income per share attributable to each class of participating securities – Basic	$0.18	$0.18	$0.18

The following table sets forth the computation of diluted earnings per share attributable to common stockholders for the periods presented (in thousands, except share and per share data):

Diluted EPS:

(amounts in thousands, except the per share information)	July 31, 2024 to September 30, 2024 (Successor)

Numerator:
Net income – Basic	$3,606
Less: Adjustment for fair value changes to convertible securities notes	(3,255)
Net income attributable to common stockholders – Diluted	$351

Denominator:
Weighted-average shares outstanding – Basic	14,057,636
Weighted-average effect of shares issuable to Convertible Securities Notes (if-converted method)	2,000,000
Weighted-average shares outstanding – Diluted	16,057,636

Net income per share attributable to common shares – Diluted (if-converted method)	$0.02

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the years presented (in thousands, except share and per share data):

Years ended December 31,	2023	2022
	(As Restated)
Numerator:
Net loss attributable to common stockholders	$(36,590)	$(23,673)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders – basic and diluted	759,814	751,568
Net loss per share attributable to common stockholders – basic and diluted	(48.16)	(31.50)

Schedule of potentially dilutive securities were excluded from the computation of diluted net loss per share

September 30, 2024 (Successor)
Base Warrants	7,528,727
Convert Warrants	1,500,000
Earn-out Shares, subject to vesting conditions	1,147,500
Stock options issued in connection with the Business Combination	7,587
Total potentially dilutive securities	10,183,814

Adagio Medical Inc
Schedule of computation of basic and diluted net loss per share attributable to common stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except share and per share data):

	2024	2023
Six months ended June 30, (Unaudited)	(As Restated)	(As Restated)
Numerator:
Net loss attributable to common stockholders	$(13,043)	$(17,208)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders – basic and diluted	779,908	758,942
Net loss per share attributable to common stockholders – basic and diluted	$(16.72)	$(22.67)

	(Predecessor)
	Period from July 1 to July 30, 2024	Period from July 1 to July 30, 2023	Period from January 1 to July 30, 2024	Nine months ending September 30, 2023
Numerator:
Net income (loss) attributable to common stockholders	$(8,235)	$(10,761)	$(21,278)	$(27,969)
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share attributable to common stockholders - basic and diluted	987,810	760,572	815,854	759,489
Net income (loss) per share attributable to common stockholders - basic and diluted	$(8.34)	$(14.15)	$(26.08)	$(36.83)

Schedule of potentially dilutive securities were excluded from the computation of diluted net loss per share

Six months ended June 30, (Unaudited)	2024	2023
Convertible preferred stock	4,732,044	4,939,946
Stock options	742,409	712,946
Common stock warrants	49,080	49,080
Total	5,523,533	5,701,972

	(Predecessor)
	As of July 30, 2024	As of September 30, 2023
Convertible preferred stock	4,732,044	4,939,946
Stock options	740,409	755,559
SVB Warrants	-	49,080
Total potentially dilutive securities	5,472,453	5,744,585

	December 31, 2023	December 31, 2022
Convertible preferred stock	4,939,946	4,939,946
Stock options	747,001	619,527
Common stock warrants	49,080	—
Total	5,736,027	5,559,473